VESSELS AND CAPITALIZED DRY-DOCKING - Schedule of Vessel and Capitalized Dry-Docking (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Reconciliation of changes in property, plant and equipment
Balance as of beginning of period	$ 2,821.9
Balance as of ending of period	2,962.8	$ 2,704.8	$ 2,821.9
Vessels and capitalized dry docking
Reconciliation of changes in property, plant and equipment
Balance as of beginning of period	2,792.2
Balance as of ending of period	2,918.8	2,691.7	2,792.2
Cost | Vessels and capitalized dry docking | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of beginning of period	3,551.1	3,500.9	3,500.9
Additions	190.9	58.6	298.4
Disposals	(5.3)	(22.1)	(29.7)
Transferred from prepayments	53.1	0.0	3.4
Transferred to assets held for sale	0.0	(160.4)	(221.9)
Balance as of ending of period	3,789.8	3,377.0	3,551.1
Depreciation | Vessels and capitalized dry docking | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of beginning of period	(748.3)	(660.6)	(660.6)
Disposals	5.3	22.0	29.7
Depreciation for the period	117.4	102.6	209.1
Transferred to assets held for sale	0.0	67.3	91.7
Balance as of ending of period	(860.4)	(673.9)	(748.3)
Impairment | Vessels and capitalized dry docking | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of beginning of period	(10.6)	(13.6)	(13.6)
Transferred to assets held for sale	0.0	2.2	3.0
Balance as of ending of period	$ (10.6)	$ (11.4)	$ (10.6)